Annual Total Returns- JPMorgan Investor Growth Fund (R2 R3 R4 R5 Shares) [BarChart] - R2 R3 R4 R5 Shares - JPMorgan Investor Growth Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.16%)	15.20%	27.45%	8.99%	(1.42%)	8.71%	21.07%	(8.89%)	24.88%	19.80%